Concentrations of Risk - Schedule of Vendor Concentration (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vendor A [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 10,554,444	RM 4,420,296
Percentage of cost of sales	34.39%	20.94%
Accounts payable, trade
Vendor B [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 13,699,556	RM 5,933,665
Percentage of cost of sales	26.49%	28.10%
Accounts payable, trade
Vendor Concentration [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 24,254,000	RM 10,353,961
Percentage of cost of sales	60.88%	49.04%
Accounts payable, trade